Time Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Time Deposits
Scheduled maturities of time deposits
(Dollars in thousands)

2023	$59,099
2024	26,526
2025	7,380
2026	3,420
2027 and thereafter	1,574
Total	$97,999